Income tax	12 Months Ended
Dec. 31, 2025
Income taxes paid (refund) [abstract]
Income tax	Income tax
The income tax rate applicable to the Company is the French corporate income tax rate, i.e. 25% for the years ended December 31,
2023, 2024 and 2025.
The income tax rates applicable to the U.S. Subsidiary are the federal income tax rate of 21% and the State income tax rates of 4.35%,
5.36% and 8.06% i.e. a total of 25.35%, 26.36% and 29.06% for the years ended December 31, 2023, 2024 and 2025 respectively.

(In thousands of euros, except percentage)	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Loss before tax	(147,740)	(176,242)	(330,254)
Statutory French tax rate	25%	25%	25%
Nominal income tax using statutory French tax rate	36,935	44,061	82,563
Tax effect of:
Tax rates in foreign jurisdictions	—	—	(153)
Share-based payment	(2,045)	(5,056)	(8,849)
CIR	1,123	1,663	765
Transaction costs related to capital increase	3,073	(112)	10,077
Decrease / (increase) in derivatives and other liabilities measured at FVTPL	748	(207)	(17,087)
Non-recognition of deferred tax assets related to tax losses and temporary differences	(39,612)	(40,399)	(61,320)
Other	(222)	49	(148)
Effective income tax (loss)	—	—	(5,848)

(In thousands of euros)
DEFERRED TAX ASSETS AND LIABILITIES BY NATURE	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024	AS OF DECEMBER 31, 2025
Retirement benefit obligation	157	189	157
Leases	135	591	476
Other financial liabilities	351	1,678	—
Provisions for AGA taxes	83	142	11,454
Tax losses carryforward	114,946	152,372	228,239
Other items	335	744	1,568
Deferred tax assets	116,006	155,715	241,894
Subsidies	24	12	—
Leases	124	485	396
Royalty certificates	—	—	17,208
Other financial liabilities	285	1,075	—
Other items	10	12	11
Deferred tax liabilities	444	1,584	17,616
Deferred tax assets, net	115,562	154,131	224,279
Unrecognized deferred tax assets	(115,562)	(154,131)	(230,127)
Total deferred taxes, net recognized in the statement of financial position	—	—	(5,848)
The Group incurred tax losses in the reporting periods ended December 31, 2023, 2024 and 2025. As the recoverability of these tax losses is not considered probable in subsequent periods due to the uncertainties inherent in the Group’s business, the Group has not recognized deferred tax assets beyond deferred tax liabilities arising within the same taxable entity under the same taxable regime and with consistent timing of reversal, after considering, if applicable, limitations in the use of deductible tax losses carried forward from prior periods applicable under tax laws in France and in the U.S..
As of December 31, 2025, the €17,208 thousand deferred tax liability on royalty certificates results from the difference between (i) the amount already deducted from the Company's taxable income as of December 31, 2025 (based on the certificates' fair value minus the subscription price) and (ii) the amount of the related financial liability recognized in the Group's Statements of Financial Position at
that date (measured at amortized cost using the original EIR).
As of December 31, 2024 and 2023, this difference resulted in a deferred tax asset of respectively €1,427 thousand (classified within the "Other financial liabilities" line item) and €0.
As of December 31, 2025, the Group has assessed the expected reversal of temporary taxable and deductible differences existing at the reporting date. The timing of reversal of the taxable difference on royalty certificates was estimated under the same cash flow schedule and discount rate assumptions as the certificates' fair value as of December 31, 2025 (see Note 15.9).
Based on this assessment, under the above recoverability assumption and after taking into account the limitations on the use of deductible tax losses carried forward in France, the Group determined that deferred tax assets amounting to €11,720 thousand should be recognized as the related deductible temporary differences and losses carried forward will reverse and be utilized against future taxable temporary differences in the same periods in this jurisdiction.
As a result, the net deferred tax position of the Group as of December 31, 2025 is a deferred tax liability of €5,848 thousand, relating to royalty certificates.
The accumulated tax loss carry forwards for the Company amount to €459,752 thousand, €609,390 thousand and €911,776 thousand as of December 31, 2023, 2024 and 2025, respectively. In France, unused tax losses do not have any expiration date; however, their annual utilization is limited to €1 million plus 50% of the taxable profit exceeding that amount.
The accumulated tax loss carry forwards for the U.S. Subsidiary consist of federal Net Operating Loss ("NOL") carry forwards and amount to €38 thousand, €112 thousand and €1,083 thousand as of December 31, 2023, 2024 and 2025, respectively. They do not have any expiration date.